Financial Instruments - Summary of Movements in the Hedge Reserve Including Gains and Losses on Cash Flow Hedging Instruments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Hedge reserve balance at the start of the period: gains/(Losses) deferred	£ (2)	£ (161)
Gain (Losses) arising during the period	(59)	137	£ (165)
Transfer to net profit from cash flow hedge reserve	17	25	46
Exchange translation differences		(3)
Hedge reserve balance at the start of the period: gains/(Losses) deferred	(44)	(2)	(161)
Interest rate hedge reserve [member]
Disclosure of detailed information about financial instruments [line items]
Hedge reserve balance at the start of the period: gains/(Losses) deferred	5	8
Gain (Losses) arising during the period		63
Transfer to net profit from cash flow hedge reserve	(3)	(65)
Exchange translation differences		(1)
Hedge reserve balance at the start of the period: gains/(Losses) deferred	1	5	8
Reclassification on 1 January 2018		(1)
Cost of hedging reserve [member]
Disclosure of detailed information about financial instruments [line items]
Gain (Losses) arising during the period	(8)
Hedge reserve balance at the start of the period: gains/(Losses) deferred	(7)
Reclassification on 1 January 2018		1
Foreign currency hedge reserve [member]
Disclosure of detailed information about financial instruments [line items]
Hedge reserve balance at the start of the period: gains/(Losses) deferred	(7)	(169)
Gain (Losses) arising during the period	(51)	74
Transfer to net profit from cash flow hedge reserve	20	90
Exchange translation differences		(2)
Hedge reserve balance at the start of the period: gains/(Losses) deferred	£ (38)	£ (7)	£ (169)